Quarterly Holdings Report
for
Fidelity® SAI U.S. Large Cap Index Fund
April 30, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (SAI) - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with SAI.
SV9-NPRT3-0622
1.9867777.106
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	2,365,358	44,610,652
Lumen Technologies, Inc. (a)	305,305	3,071,368
Verizon Communications, Inc.	1,390,536	64,381,817
		112,063,837
Entertainment - 1.3%
Activision Blizzard, Inc.	258,054	19,508,882
Electronic Arts, Inc.	93,151	10,996,476
Live Nation Entertainment, Inc. (b)	44,744	4,692,751
Netflix, Inc. (b)	147,057	27,993,771
Take-Two Interactive Software, Inc. (b)	38,230	4,568,867
The Walt Disney Co. (b)	603,062	67,319,811
Warner Bros Discovery, Inc. (b)	732,493	13,294,748
		148,375,306
Interactive Media & Services - 5.3%
Alphabet, Inc.:
Class A (b)	99,619	227,349,486
Class C (b)	92,009	211,559,054
Match Group, Inc. (b)	93,769	7,421,816
Meta Platforms, Inc. Class A (b)	764,856	153,330,682
Twitter, Inc. (b)	264,861	12,983,486
		612,644,524
Media - 0.9%
Charter Communications, Inc. Class A (b)	39,481	16,917,214
Comcast Corp. Class A	1,498,447	59,578,253
DISH Network Corp. Class A (b)	82,870	2,362,624
Fox Corp.:
Class A	104,284	3,737,539
Class B	48,640	1,616,794
Interpublic Group of Companies, Inc.	130,372	4,252,735
News Corp.:
Class A	130,331	2,588,374
Class B	39,184	780,153
Omnicom Group, Inc.	69,222	5,269,871
Paramount Global Class B (a)	200,959	5,851,926
		102,955,483
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (b)	194,483	23,948,637
TOTAL COMMUNICATION SERVICES		999,987,787
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.1%
Aptiv PLC (b)	89,599	9,533,334
BorgWarner, Inc.	79,493	2,927,727
		12,461,061
Automobiles - 2.4%
Ford Motor Co.	1,302,879	18,448,767
General Motors Co. (b)	481,291	18,245,742
Tesla, Inc. (b)	277,294	241,456,523
		278,151,032
Distributors - 0.1%
Genuine Parts Co.	47,174	6,134,979
LKQ Corp.	88,827	4,408,484
Pool Corp.	13,278	5,380,511
		15,923,974
Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc. (b)	13,602	30,064,637
Caesars Entertainment, Inc. (b)	70,810	4,693,287
Carnival Corp. (a)(b)	267,914	4,634,912
Chipotle Mexican Grill, Inc. (b)	9,319	13,564,830
Darden Restaurants, Inc.	42,307	5,573,101
Domino's Pizza, Inc.	12,053	4,073,914
Expedia, Inc. (b)	49,763	8,696,084
Hilton Worldwide Holdings, Inc.	92,325	14,337,149
Las Vegas Sands Corp. (b)	113,880	4,034,768
Marriott International, Inc. Class A	90,620	16,086,862
McDonald's Corp.	247,518	61,671,585
MGM Resorts International	124,767	5,120,438
Norwegian Cruise Line Holdings Ltd. (a)(b)	138,268	2,769,508
Penn National Gaming, Inc. (b)	54,969	2,010,216
Royal Caribbean Cruises Ltd. (a)(b)	74,279	5,773,707
Starbucks Corp.	381,026	28,439,781
Wynn Resorts Ltd. (b)	34,800	2,452,704
Yum! Brands, Inc.	95,730	11,201,367
		225,198,850
Household Durables - 0.3%
D.R. Horton, Inc.	106,813	7,433,117
Garmin Ltd.	50,327	5,522,885
Lennar Corp. Class A	86,577	6,622,275
Mohawk Industries, Inc. (b)	18,143	2,559,252
Newell Brands, Inc.	125,544	2,906,344
NVR, Inc. (b)	1,084	4,743,812
PulteGroup, Inc.	82,361	3,439,395
Whirlpool Corp. (a)	19,542	3,547,264
		36,774,344
Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc. (b)	144,952	360,297,040
eBay, Inc.	207,354	10,765,820
Etsy, Inc. (b)	41,993	3,913,328
		374,976,188
Leisure Products - 0.0%
Hasbro, Inc.	42,950	3,782,177
Multiline Retail - 0.6%
Dollar General Corp.	76,751	18,230,665
Dollar Tree, Inc. (b)	74,514	12,104,799
Target Corp.	158,704	36,287,670
		66,623,134
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	20,653	4,122,958
AutoZone, Inc. (b)	6,835	13,365,637
Bath & Body Works, Inc.	85,364	4,514,902
Best Buy Co., Inc.	71,713	6,449,150
CarMax, Inc. (b)	53,554	4,593,862
Lowe's Companies, Inc.	223,171	44,127,602
O'Reilly Automotive, Inc. (b)	22,318	13,536,983
Ross Stores, Inc.	117,036	11,676,682
The Home Depot, Inc.	345,892	103,905,957
TJX Companies, Inc.	395,127	24,213,383
Tractor Supply Co.	37,699	7,594,464
Ulta Beauty, Inc. (b)	17,926	7,113,037
		245,214,617
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	422,750	52,716,925
PVH Corp.	23,177	1,686,822
Ralph Lauren Corp.	15,346	1,601,202
Tapestry, Inc.	87,532	2,881,553
Under Armour, Inc.:
Class A (sub. vtg.) (b)	62,431	958,940
Class C (non-vtg.) (a)(b)	71,270	1,011,321
VF Corp.	106,905	5,559,060
		66,415,823
TOTAL CONSUMER DISCRETIONARY		1,325,521,200
CONSUMER STAPLES - 6.8%
Beverages - 1.7%
Brown-Forman Corp. Class B (non-vtg.)	60,534	4,082,413
Constellation Brands, Inc. Class A (sub. vtg.)	54,435	13,395,909
Molson Coors Beverage Co. Class B	62,404	3,378,553
Monster Beverage Corp. (b)	124,442	10,662,191
PepsiCo, Inc.	458,253	78,686,623
The Coca-Cola Co.	1,287,687	83,197,457
		193,403,146
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	146,882	78,100,097
Kroger Co.	221,624	11,958,831
Sysco Corp.	168,086	14,367,991
Walgreens Boots Alliance, Inc.	237,336	10,063,046
Walmart, Inc.	468,598	71,690,808
		186,180,773
Food Products - 1.1%
Archer Daniels Midland Co.	185,346	16,599,588
Campbell Soup Co. (a)	66,958	3,161,757
Conagra Brands, Inc.	158,888	5,549,958
General Mills, Inc.	199,803	14,132,066
Hormel Foods Corp.	93,454	4,896,055
Kellogg Co.	84,742	5,804,827
Lamb Weston Holdings, Inc.	48,111	3,180,137
McCormick & Co., Inc. (non-vtg.)	82,724	8,319,553
Mondelez International, Inc.	459,870	29,652,418
The Hershey Co.	48,159	10,872,857
The J.M. Smucker Co.	35,893	4,914,828
The Kraft Heinz Co.	235,162	10,024,956
Tyson Foods, Inc. Class A	96,872	9,024,596
		126,133,596
Household Products - 1.5%
Church & Dwight Co., Inc.	80,160	7,820,410
Colgate-Palmolive Co.	279,184	21,511,127
Kimberly-Clark Corp.	111,559	15,487,736
Procter & Gamble Co.	794,004	127,477,342
The Clorox Co.	40,760	5,847,837
		178,144,452
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	76,987	20,329,187
Tobacco - 0.7%
Altria Group, Inc.	603,900	33,558,723
Philip Morris International, Inc.	513,362	51,336,200
		84,894,923
TOTAL CONSUMER STAPLES		789,086,077
ENERGY - 4.2%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	299,996	9,305,876
Halliburton Co.	297,643	10,602,044
Schlumberger Ltd.	464,856	18,134,033
		38,041,953
Oil, Gas & Consumable Fuels - 3.9%
APA Corp.	120,329	4,925,066
Chevron Corp.	638,525	100,037,712
ConocoPhillips Co.	431,354	41,202,934
Coterra Energy, Inc.	269,488	7,758,560
Devon Energy Corp.	208,550	12,131,354
Diamondback Energy, Inc.	56,410	7,120,634
EOG Resources, Inc.	193,804	22,628,555
Exxon Mobil Corp.	1,402,322	119,547,951
Hess Corp.	91,308	9,411,116
Kinder Morgan, Inc.	645,924	11,723,521
Marathon Oil Corp.	257,878	6,426,320
Marathon Petroleum Corp.	191,789	16,735,508
Occidental Petroleum Corp.	293,901	16,191,006
ONEOK, Inc.	147,708	9,354,348
Phillips 66 Co.	154,972	13,445,371
Pioneer Natural Resources Co.	75,206	17,483,139
The Williams Companies, Inc.	402,462	13,800,422
Valero Energy Corp.	135,423	15,096,956
		445,020,473
TOTAL ENERGY		483,062,426
FINANCIALS - 10.9%
Banks - 3.7%
Bank of America Corp.	2,354,598	84,012,057
Citigroup, Inc.	657,308	31,688,819
Citizens Financial Group, Inc.	163,908	6,457,975
Comerica, Inc.	43,284	3,544,960
Fifth Third Bancorp	226,478	8,499,719
First Republic Bank	59,377	8,860,236
Huntington Bancshares, Inc.	476,206	6,262,109
JPMorgan Chase & Co.	978,899	116,841,385
KeyCorp	307,645	5,940,625
M&T Bank Corp.	59,357	9,891,250
PNC Financial Services Group, Inc.	139,119	23,107,666
Regions Financial Corp.	312,013	6,464,909
Signature Bank	20,778	5,033,471
SVB Financial Group (b)	19,459	9,488,987
Truist Financial Corp.	442,165	21,378,678
U.S. Bancorp	447,314	21,721,568
Wells Fargo & Co.	1,287,128	56,157,395
Zions Bancorp NA	50,282	2,841,436
		428,193,245
Capital Markets - 2.8%
Ameriprise Financial, Inc.	36,735	9,752,775
Bank of New York Mellon Corp.	245,058	10,307,139
BlackRock, Inc. Class A	47,230	29,503,636
Cboe Global Markets, Inc.	35,324	3,990,906
Charles Schwab Corp.	497,981	33,031,080
CME Group, Inc.	119,047	26,111,769
FactSet Research Systems, Inc.	12,520	5,051,695
Franklin Resources, Inc.	92,966	2,286,034
Goldman Sachs Group, Inc.	112,443	34,350,212
Intercontinental Exchange, Inc.	186,109	21,553,283
Invesco Ltd.	113,048	2,077,822
MarketAxess Holdings, Inc.	12,596	3,320,432
Moody's Corp.	53,573	16,954,783
Morgan Stanley	469,566	37,842,324
MSCI, Inc.	26,919	11,339,629
NASDAQ, Inc.	38,774	6,101,864
Northern Trust Corp.	68,820	7,091,901
Raymond James Financial, Inc.	61,891	6,031,897
S&P Global, Inc.	117,322	44,171,733
State Street Corp.	121,229	8,118,706
T. Rowe Price Group, Inc.	75,920	9,341,197
		328,330,817
Consumer Finance - 0.6%
American Express Co.	203,737	35,594,891
Capital One Financial Corp.	137,102	17,085,651
Discover Financial Services	95,398	10,728,459
Synchrony Financial	172,662	6,355,688
		69,764,689
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (b)	606,625	195,836,749
Insurance - 2.1%
AFLAC, Inc.	198,732	11,383,369
Allstate Corp.	92,944	11,761,134
American International Group, Inc.	275,027	16,091,830
Aon PLC	71,150	20,490,489
Arthur J. Gallagher & Co.	69,047	11,633,729
Assurant, Inc.	18,871	3,432,257
Brown & Brown, Inc.	77,661	4,813,429
Chubb Ltd.	142,678	29,455,873
Cincinnati Financial Corp.	49,640	6,088,842
Everest Re Group Ltd.	13,040	3,582,218
Globe Life, Inc.	30,786	3,019,491
Hartford Financial Services Group, Inc.	110,929	7,757,265
Lincoln National Corp.	55,194	3,319,919
Loews Corp.	64,949	4,081,395
Marsh & McLennan Companies, Inc.	167,241	27,042,870
MetLife, Inc.	232,424	15,265,608
Principal Financial Group, Inc.	80,466	5,482,953
Progressive Corp.	193,576	20,782,319
Prudential Financial, Inc.	125,208	13,586,320
The Travelers Companies, Inc.	79,894	13,666,668
W.R. Berkley Corp.	69,385	4,613,409
Willis Towers Watson PLC	40,429	8,686,575
		246,037,962
TOTAL FINANCIALS		1,268,163,462
HEALTH CARE - 14.1%
Biotechnology - 2.0%
AbbVie, Inc.	585,590	86,011,459
Amgen, Inc.	186,575	43,507,424
Biogen, Inc. (b)	48,656	10,093,201
Gilead Sciences, Inc.	415,494	24,655,414
Incyte Corp. (b)	62,313	4,670,982
Moderna, Inc. (b)	116,842	15,704,733
Regeneron Pharmaceuticals, Inc. (b)	35,348	23,298,220
Vertex Pharmaceuticals, Inc. (b)	84,326	23,039,550
		230,980,983
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	585,726	66,479,901
Abiomed, Inc. (b)	15,076	4,320,480
Align Technology, Inc. (b)	24,290	7,041,914
Baxter International, Inc.	165,847	11,785,088
Becton, Dickinson & Co.	94,328	23,316,938
Boston Scientific Corp. (b)	472,010	19,876,341
Dentsply Sirona, Inc.	72,470	2,898,075
DexCom, Inc. (b)	32,104	13,117,052
Edwards Lifesciences Corp. (b)	206,804	21,875,727
Hologic, Inc. (b)	82,803	5,960,988
IDEXX Laboratories, Inc. (b)	28,087	12,090,892
Intuitive Surgical, Inc. (b)	118,498	28,356,571
Medtronic PLC	445,369	46,478,709
ResMed, Inc.	48,438	9,686,147
STERIS PLC	33,165	7,430,618
Stryker Corp.	111,211	26,830,766
Teleflex, Inc.	15,516	4,431,680
The Cooper Companies, Inc.	16,328	5,895,061
Zimmer Biomet Holdings, Inc.	69,198	8,355,659
		326,228,607
Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	49,877	7,545,891
Anthem, Inc.	80,397	40,353,666
Cardinal Health, Inc.	91,771	5,327,307
Centene Corp. (b)	193,281	15,568,785
Cigna Corp.	106,974	26,399,044
CVS Health Corp.	434,756	41,793,094
DaVita HealthCare Partners, Inc. (b)	20,383	2,208,906
HCA Holdings, Inc.	79,328	17,019,822
Henry Schein, Inc. (b)	45,934	3,725,247
Humana, Inc.	42,576	18,927,587
Laboratory Corp. of America Holdings	30,839	7,409,995
McKesson Corp.	49,619	15,362,539
Molina Healthcare, Inc. (b)	19,345	6,063,690
Quest Diagnostics, Inc.	39,417	5,275,571
UnitedHealth Group, Inc.	311,978	158,656,412
Universal Health Services, Inc. Class B	24,236	2,969,637
		374,607,193
Health Care Technology - 0.1%
Cerner Corp.	97,456	9,125,780
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	99,491	11,866,292
Bio-Rad Laboratories, Inc. Class A (b)	7,157	3,664,813
Bio-Techne Corp.	13,013	4,940,906
Charles River Laboratories International, Inc. (b)	16,715	4,036,840
Danaher Corp.	210,784	52,934,186
Illumina, Inc. (b)	51,773	15,358,460
IQVIA Holdings, Inc. (b)	63,280	13,794,407
Mettler-Toledo International, Inc. (b)	7,614	9,727,113
PerkinElmer, Inc.	41,803	6,128,738
Thermo Fisher Scientific, Inc.	130,524	72,169,330
Waters Corp. (b)	20,217	6,126,155
West Pharmaceutical Services, Inc.	24,538	7,730,942
		208,478,182
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	721,999	54,344,865
Catalent, Inc. (b)	59,325	5,372,472
Eli Lilly & Co.	262,993	76,828,145
Johnson & Johnson	872,017	157,364,188
Merck & Co., Inc.	836,688	74,205,859
Organon & Co.	84,104	2,719,082
Pfizer, Inc.	1,859,196	91,230,748
Viatris, Inc.	400,592	4,138,115
Zoetis, Inc. Class A	156,716	27,777,911
		493,981,385
TOTAL HEALTH CARE		1,643,402,130
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.6%
General Dynamics Corp.	76,345	18,057,883
Howmet Aerospace, Inc.	125,706	4,289,089
Huntington Ingalls Industries, Inc.	13,281	2,825,400
L3Harris Technologies, Inc.	64,996	15,095,971
Lockheed Martin Corp.	80,282	34,691,458
Northrop Grumman Corp.	48,604	21,356,598
Raytheon Technologies Corp.	494,315	46,915,437
Textron, Inc.	73,010	5,055,943
The Boeing Co. (b)	181,525	27,018,181
TransDigm Group, Inc. (b)	17,452	10,380,624
		185,686,584
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	43,055	4,570,288
Expeditors International of Washington, Inc.	56,113	5,559,115
FedEx Corp.	80,747	16,047,659
United Parcel Service, Inc. Class B	241,527	43,470,029
		69,647,091
Airlines - 0.3%
Alaska Air Group, Inc. (b)	41,642	2,264,908
American Airlines Group, Inc. (a)(b)	214,565	4,027,385
Delta Air Lines, Inc. (b)	212,028	9,123,565
Southwest Airlines Co. (b)	196,227	9,167,725
United Airlines Holdings, Inc. (b)	107,266	5,416,933
		30,000,516
Building Products - 0.4%
A.O. Smith Corp.	43,589	2,546,905
Allegion PLC	29,708	3,393,842
Carrier Global Corp.	283,375	10,844,761
Fortune Brands Home & Security, Inc.	44,965	3,203,756
Johnson Controls International PLC	232,731	13,933,605
Masco Corp.	79,465	4,187,011
Trane Technologies PLC	77,354	10,821,051
		48,930,931
Commercial Services & Supplies - 0.5%
Cintas Corp.	29,207	11,602,773
Copart, Inc. (b)	70,711	8,036,305
Republic Services, Inc.	69,181	9,288,933
Rollins, Inc.	74,832	2,509,865
Waste Management, Inc.	127,480	20,962,811
		52,400,687
Construction & Engineering - 0.0%
Quanta Services, Inc.	47,200	5,474,256
Electrical Equipment - 0.5%
AMETEK, Inc.	76,624	9,674,546
Eaton Corp. PLC	132,032	19,147,281
Emerson Electric Co.	196,756	17,743,456
Generac Holdings, Inc. (b)	20,898	4,584,603
Rockwell Automation, Inc.	38,489	9,725,016
		60,874,902
Industrial Conglomerates - 1.0%
3M Co.	189,167	27,281,665
General Electric Co.	364,139	27,146,562
Honeywell International, Inc.	227,169	43,959,473
Roper Technologies, Inc.	34,941	16,419,475
		114,807,175
Machinery - 1.6%
Caterpillar, Inc.	179,181	37,724,768
Cummins, Inc.	47,177	8,925,417
Deere & Co.	92,899	35,074,017
Dover Corp.	47,692	6,357,344
Fortive Corp.	118,773	6,829,448
IDEX Corp.	25,183	4,780,237
Illinois Tool Works, Inc.	94,611	18,648,774
Ingersoll Rand, Inc.	135,008	5,934,952
Nordson Corp.	17,924	3,866,028
Otis Worldwide Corp.	140,761	10,253,031
PACCAR, Inc.	115,039	9,553,989
Parker Hannifin Corp.	42,556	11,525,016
Pentair PLC	54,870	2,784,653
Snap-On, Inc.	17,700	3,761,073
Stanley Black & Decker, Inc.	54,001	6,488,220
Westinghouse Air Brake Tech Co.	61,881	5,563,721
Xylem, Inc.	59,727	4,808,024
		182,878,712
Professional Services - 0.3%
Equifax, Inc.	40,411	8,224,447
Jacobs Engineering Group, Inc.	42,801	5,930,079
Leidos Holdings, Inc.	46,485	4,811,662
Nielsen Holdings PLC	118,896	3,187,602
Robert Half International, Inc.	36,265	3,565,212
Verisk Analytics, Inc.	53,382	10,892,597
		36,611,599
Road & Rail - 0.9%
CSX Corp.	734,684	25,229,049
J.B. Hunt Transport Services, Inc.	27,828	4,754,414
Norfolk Southern Corp.	79,424	20,481,861
Old Dominion Freight Lines, Inc.	30,858	8,643,943
Union Pacific Corp.	210,966	49,427,224
		108,536,491
Trading Companies & Distributors - 0.2%
Fastenal Co.	190,641	10,544,354
United Rentals, Inc. (b)	23,988	7,592,682
W.W. Grainger, Inc.	14,335	7,167,930
		25,304,966
TOTAL INDUSTRIALS		921,153,910
INFORMATION TECHNOLOGY - 27.1%
Communications Equipment - 0.8%
Arista Networks, Inc. (b)	74,303	8,587,198
Cisco Systems, Inc.	1,397,036	68,426,823
F5, Inc. (b)	20,118	3,367,954
Juniper Networks, Inc.	107,707	3,394,925
Motorola Solutions, Inc.	55,945	11,954,887
		95,731,787
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	198,397	14,185,386
CDW Corp.	44,957	7,336,083
Corning, Inc.	247,437	8,707,308
IPG Photonics Corp. (b)	11,798	1,114,675
Keysight Technologies, Inc. (b)	60,632	8,504,851
TE Connectivity Ltd.	107,845	13,456,899
Teledyne Technologies, Inc. (b)	15,454	6,669,174
Trimble, Inc. (b)	83,142	5,545,571
Zebra Technologies Corp. Class A (b)	17,582	6,499,362
		72,019,309
IT Services - 4.4%
Accenture PLC Class A	209,345	62,878,864
Akamai Technologies, Inc. (b)	53,820	6,042,910
Automatic Data Processing, Inc.	139,137	30,356,911
Broadridge Financial Solutions, Inc.	38,681	5,575,093
Cognizant Technology Solutions Corp. Class A	173,989	14,075,710
DXC Technology Co. (b)	80,837	2,320,022
EPAM Systems, Inc. (b)	18,788	4,978,632
Fidelity National Information Services, Inc.	201,705	19,999,051
Fiserv, Inc. (b)	196,828	19,273,398
FleetCor Technologies, Inc. (b)	26,897	6,711,339
Gartner, Inc. (b)	27,241	7,914,873
Global Payments, Inc.	94,321	12,920,091
IBM Corp.	297,056	39,273,774
Jack Henry & Associates, Inc.	24,123	4,573,238
MasterCard, Inc. Class A	285,879	103,882,711
Paychex, Inc.	106,354	13,478,242
PayPal Holdings, Inc. (b)	385,895	33,931,747
VeriSign, Inc. (b)	32,011	5,720,046
Visa, Inc. Class A	549,336	117,079,982
		510,986,634
Semiconductors & Semiconductor Equipment - 5.3%
Advanced Micro Devices, Inc. (b)	541,511	46,310,021
Analog Devices, Inc.	174,011	26,863,818
Applied Materials, Inc.	294,137	32,458,018
Broadcom, Inc.	136,760	75,818,376
Enphase Energy, Inc. (b)	44,365	7,160,511
Intel Corp.	1,348,803	58,794,323
KLA Corp.	49,923	15,938,417
Lam Research Corp.	46,208	21,521,838
Microchip Technology, Inc.	184,167	12,007,688
Micron Technology, Inc.	370,914	25,292,626
Monolithic Power Systems, Inc.	14,352	5,629,428
NVIDIA Corp.	828,096	153,586,965
NXP Semiconductors NV	88,087	15,054,068
Qorvo, Inc. (b)	35,917	4,086,636
Qualcomm, Inc.	373,307	52,147,255
Skyworks Solutions, Inc.	54,325	6,155,023
SolarEdge Technologies, Inc. (b)	17,397	4,356,383
Teradyne, Inc.	53,993	5,694,102
Texas Instruments, Inc.	305,915	52,082,029
		620,957,525
Software - 8.7%
Adobe, Inc. (b)	156,245	61,865,208
ANSYS, Inc. (b)	28,900	7,967,441
Autodesk, Inc. (b)	72,862	13,791,319
Cadence Design Systems, Inc. (b)	91,799	13,847,879
Ceridian HCM Holding, Inc. (b)	45,395	2,548,021
Citrix Systems, Inc.	41,311	4,135,231
Fortinet, Inc. (b)	44,950	12,991,000
Intuit, Inc.	93,796	39,277,075
Microsoft Corp.	2,483,252	689,152,095
NortonLifeLock, Inc.	192,730	4,825,959
Oracle Corp.	521,887	38,306,506
Paycom Software, Inc. (b)	15,948	4,488,884
PTC, Inc. (b)	34,864	3,981,817
Salesforce.com, Inc. (b)	326,269	57,403,768
ServiceNow, Inc. (b)	66,247	31,672,691
Synopsys, Inc. (b)	50,824	14,575,815
Tyler Technologies, Inc. (b)	13,572	5,357,004
		1,006,187,713
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	5,135,350	809,587,910
Hewlett Packard Enterprise Co.	428,446	6,602,353
HP, Inc.	358,637	13,136,873
NetApp, Inc.	73,627	5,393,178
Seagate Technology Holdings PLC	66,706	5,472,560
Western Digital Corp. (b)	103,651	5,500,759
		845,693,633
TOTAL INFORMATION TECHNOLOGY		3,151,576,601
MATERIALS - 2.8%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	73,441	17,190,335
Albemarle Corp. U.S.	38,747	7,471,584
Celanese Corp. Class A	35,783	5,257,954
CF Industries Holdings, Inc.	71,042	6,878,997
Corteva, Inc.	240,818	13,892,790
Dow, Inc.	243,707	16,206,516
DuPont de Nemours, Inc.	169,895	11,201,177
Eastman Chemical Co.	42,729	4,386,986
Ecolab, Inc.	82,582	13,984,436
FMC Corp.	41,984	5,564,559
International Flavors & Fragrances, Inc.	84,316	10,227,531
Linde PLC	169,778	52,963,945
LyondellBasell Industries NV Class A	87,083	9,233,410
PPG Industries, Inc.	78,636	10,064,622
Sherwin-Williams Co.	79,901	21,969,579
The Mosaic Co.	122,694	7,658,559
		214,152,980
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	20,663	7,319,248
Vulcan Materials Co.	43,957	7,573,352
		14,892,600
Containers & Packaging - 0.3%
Amcor PLC	501,382	5,946,391
Avery Dennison Corp.	27,424	4,952,774
Ball Corp.	107,287	8,707,413
International Paper Co.	128,274	5,936,521
Packaging Corp. of America	31,464	5,071,053
Sealed Air Corp.	49,093	3,152,262
WestRock Co.	87,183	4,318,174
		38,084,588
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	486,280	19,718,654
Newmont Corp.	264,141	19,242,672
Nucor Corp.	90,096	13,945,059
		52,906,385
TOTAL MATERIALS		320,036,553
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	48,212	8,782,298
American Tower Corp.	150,851	36,358,108
AvalonBay Communities, Inc.	46,294	10,530,959
Boston Properties, Inc.	47,085	5,537,196
Camden Property Trust (SBI)	33,850	5,310,727
Crown Castle International Corp.	143,162	26,515,034
Digital Realty Trust, Inc.	94,002	13,735,572
Duke Realty Corp.	126,156	6,907,041
Equinix, Inc.	29,825	21,446,561
Equity Residential (SBI)	113,194	9,225,311
Essex Property Trust, Inc.	21,612	7,116,183
Extra Space Storage, Inc.	44,351	8,426,690
Federal Realty Investment Trust (SBI)	23,464	2,746,696
Healthpeak Properties, Inc.	178,629	5,860,817
Host Hotels & Resorts, Inc.	236,516	4,813,101
Iron Mountain, Inc.	95,909	5,153,191
Kimco Realty Corp.	204,254	5,173,754
Mid-America Apartment Communities, Inc.	38,204	7,513,963
Prologis (REIT), Inc.	245,119	39,290,125
Public Storage	50,534	18,773,381
Realty Income Corp.	187,401	12,998,133
Regency Centers Corp.	51,037	3,512,877
SBA Communications Corp. Class A	36,032	12,507,068
Simon Property Group, Inc.	108,850	12,844,300
UDR, Inc.	99,056	5,270,770
Ventas, Inc.	132,222	7,344,932
Vornado Realty Trust	52,592	2,035,836
Welltower, Inc.	144,180	13,092,986
Weyerhaeuser Co.	247,536	10,203,434
		329,027,044
Real Estate Management & Development - 0.1%
CBRE Group, Inc.	110,852	9,205,150
TOTAL REAL ESTATE		338,232,194
UTILITIES - 2.9%
Electric Utilities - 1.8%
Alliant Energy Corp.	82,921	4,876,584
American Electric Power Co., Inc.	166,826	16,534,125
Constellation Energy Corp.	108,149	6,403,502
Duke Energy Corp.	254,797	28,068,438
Edison International	125,836	8,656,258
Entergy Corp.	66,571	7,911,963
Evergy, Inc.	75,946	5,152,936
Eversource Energy	113,879	9,953,025
Exelon Corp.	324,441	15,177,350
FirstEnergy Corp.	188,860	8,179,527
NextEra Energy, Inc.	649,936	46,158,455
NRG Energy, Inc.	81,157	2,913,536
Pinnacle West Capital Corp.	37,412	2,663,734
PPL Corp.	248,652	7,039,338
Southern Co.	351,046	25,763,266
Xcel Energy, Inc.	178,427	13,071,562
		208,523,599
Gas Utilities - 0.1%
Atmos Energy Corp.	44,857	5,086,784
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	220,838	4,509,512
Multi-Utilities - 0.9%
Ameren Corp.	85,331	7,927,250
CenterPoint Energy, Inc.	208,295	6,375,910
CMS Energy Corp.	95,976	6,592,591
Consolidated Edison, Inc.	117,176	10,866,902
Dominion Energy, Inc.	268,307	21,904,583
DTE Energy Co.	64,175	8,409,492
NiSource, Inc.	130,056	3,787,231
Public Service Enterprise Group, Inc.	167,493	11,667,562
Sempra Energy	105,777	17,068,177
WEC Energy Group, Inc.	104,486	10,453,824
		105,053,522
Water Utilities - 0.1%
American Water Works Co., Inc.	60,132	9,265,139
TOTAL UTILITIES		332,438,556
TOTAL COMMON STOCKS (Cost $5,936,345,065)		11,572,660,896

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $792,713)	800,000	790,293

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (e)	54,602,794	54,613,715
Fidelity Securities Lending Cash Central Fund 0.32% (e)(f)	33,376,536	33,379,874
TOTAL MONEY MARKET FUNDS (Cost $87,993,589)		87,993,589

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $6,025,131,367)	11,661,444,778
NET OTHER ASSETS (LIABILITIES) - (0.4)% (g)	(47,613,715)
NET ASSETS - 100.0%	11,613,831,063

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	198	Jun 2022	40,862,250	(1,081,459)	(1,081,459)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $790,293.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $928,915 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	26,198,811	3,478,748,464	3,450,333,560	41,528	-	-	54,613,715	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	240,088,399	376,973,143	583,681,668	44,252	-	-	33,379,874	0.1%
Total	266,287,210	3,855,721,607	4,034,015,228	85,780	-	-	87,993,589

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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